Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail) - TRY (₺)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Salary calculation period		30 days
Maximum lump-sum payment	₺ 13,600	₺ 15,400	₺ 13,600
Discount rate used for calculating employee termination benefit	2.90%	0.60%	2.90%
Current receivables reclassified as due from related parties
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Amount of reclassifications or changes in presentation	₺ 49,404,000
Ministry of Transport and Infrastructure of Turkiye
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations		₺ 243,079,000	₺ 497,219,000